FAIR VALUE MEASUREMENT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Derivative:
Equity securities	¥ 10,235		¥ 10,037
Available-for-sale debt investments	2,856		2,548
Measured on recurring basis
Assets
Financial products	22,752	$ 3,487	25,679	$ 3,689
Time deposits	17,373	2,663	12,319	1,769
Derivative:
Foreign currency forward contracts	51	8	116	17
Equity securities	10,235	1,569	10,037	1,442
Available-for-sale debt investments	2,856	438	2,548	366
Total Assets	53,267	8,165	50,699	7,283
Derivative:
Foreign currency forward contracts	46	7	9	1
Interest rate swap contract	11	2
Total liabilities	57	$ 9	9	$ 1
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Derivative:
Equity securities	10,235		10,037
Total Assets	10,235		10,037
Measured on recurring basis | Significant other observable inputs (Level 2)
Assets
Financial products	22,752		25,679
Time deposits	17,373		12,319
Derivative:
Foreign currency forward contracts	51		116
Total Assets	40,176		38,114
Derivative:
Foreign currency forward contracts	46		9
Interest rate swap contract	11
Total liabilities	57		9
Measured on recurring basis | Unobservable inputs (Level 3)
Derivative:
Available-for-sale debt investments	2,856		2,548
Total Assets	¥ 2,856		¥ 2,548